Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Parenthetical) (Detail) - Reclassifications out of accumulated other comprehensive income (loss) [Member] - Cumulative translation adjustments [Member]
¥ in Millions
6 Months Ended
Sep. 30, 2020 JPY (¥)
Affected line items in consolidated statements of income [Line Items]
Reclassification adjustment for profit (loss)	¥ 12,846,000
Amount of income tax loss allocated to reclassification adjustment	¥ 2,145